Shareholder Report, Holdings (Details)	Dec. 31, 2024
Institutional Class | Mercado Libre Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.99%
Institutional Class | Watches Of Switzerland [Member]
Holdings [Line Items]
Percent of Total Investments	5.55%
Institutional Class | Mobileye Global [Member]
Holdings [Line Items]
Percent of Total Investments	5.27%
Institutional Class | Asm International [Member]
Holdings [Line Items]
Percent of Total Investments	4.59%
Institutional Class | Schneider Electric [Member]
Holdings [Line Items]
Percent of Total Investments	4.39%
Institutional Class | Taiwan Semiconductor [Member]
Holdings [Line Items]
Percent of Total Investments	4.18%
Institutional Class | Adyen N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.93%
Institutional Class | Brunello Cucinelli [Member]
Holdings [Line Items]
Percent of Total Investments	3.84%
Institutional Class | Vitec Software Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.46%
Institutional Class | Nemetschek S E [Member]
Holdings [Line Items]
Percent of Total Investments	3.41%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.22%
Institutional Class | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
Institutional Class | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	2.86%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.69%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	15.16%
Institutional Class | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.37%
Institutional Class | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.89%
Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	12.61%
Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.36%
Institutional Class | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	8.99%
Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.11%
Institutional Class | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	5.26%
Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.18%
Institutional Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Institutional Class | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Institutional Class | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Institutional Class | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.11%
Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Institutional Class | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.53%
Institutional Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Institutional Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Class A Shares | Mercado Libre Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.99%
Class A Shares | Watches Of Switzerland [Member]
Holdings [Line Items]
Percent of Total Investments	5.55%
Class A Shares | Mobileye Global [Member]
Holdings [Line Items]
Percent of Total Investments	5.27%
Class A Shares | Asm International [Member]
Holdings [Line Items]
Percent of Total Investments	4.59%
Class A Shares | Schneider Electric [Member]
Holdings [Line Items]
Percent of Total Investments	4.39%
Class A Shares | Taiwan Semiconductor [Member]
Holdings [Line Items]
Percent of Total Investments	4.18%
Class A Shares | Adyen N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.93%
Class A Shares | Brunello Cucinelli [Member]
Holdings [Line Items]
Percent of Total Investments	3.84%
Class A Shares | Vitec Software Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.46%
Class A Shares | Nemetschek S E [Member]
Holdings [Line Items]
Percent of Total Investments	3.41%
Class A Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.22%
Class A Shares | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
Class A Shares | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	2.86%
Class A Shares | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.69%
Class A Shares | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	15.16%
Class A Shares | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.37%
Class A Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
Class A Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.89%
Class A Shares | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	12.61%
Class A Shares | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.36%
Class A Shares | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	8.99%
Class A Shares | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.11%
Class A Shares | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	5.26%
Class A Shares | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.18%
Class A Shares | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Class A Shares | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Class A Shares | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Class A Shares | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Class A Shares | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Class A Shares | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.11%
Class A Shares | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Class A Shares | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.53%
Class A Shares | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Class A Shares | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Class A Shares | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.39%